UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-06563
CALVERT WORLD VALUES FUND, INC.
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
John H. Streur
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: Third quarter ended June 30, 2016

Item 1. Schedule of Investments.

CALVERT INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2016 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 90.0%

Australia - 0.9%
AMP Ltd. (a)	797,424	3,095,263

Belgium - 0.5%
Ageas(a)	1,011	34,929
Ageas (ADR)	49,904	1,716,199
		1,751,128

Canada - 1.5%
Bank of Montreal	75,378	4,781,321

France - 13.5%
AXA SA (ADR)	227,298	4,573,236
Cie de Saint-Gobain(a)	79,993	3,062,237
Credit Agricole SA(a)	203,428	1,723,113
Credit Agricole SA (ADR)	214,378	906,819
Natixis SA(a)	734,699	2,821,806
Orange SA(a)	263,500	4,304,013
Orange SA (ADR)	217,395	3,569,626
Sanofi SA(a)	38,766	3,258,590
Sanofi SA (ADR)	177,650	7,434,652
Schneider Electric SE(a)	39,326	2,327,358
Suez(a)	238,887	3,762,485
Technip SA(a)	90,424	4,917,911
Valeo SA(a)	723	32,291
Valeo SA (ADR)	74,013	1,657,521
		44,351,658

Germany - 5.2%
Allianz SE(a)	43,382	6,180,722
Bayerische Motoren Werke AG(a)	45,165	3,310,097
Deutsche Post AG(a)	140,403	3,919,854
HeidelbergCement AG(a)	50,753	3,805,476
		17,216,149

Hong Kong - 1.1%
BOC Hong Kong Holdings Ltd.(a)	291,936	880,599

See notes to Schedule of Investments

BOC Hong Kong Holdings Ltd. (ADR)(b)	46,638	2,802,011
		3,682,610

Italy - 0.7%
Atlantia SpA (a)	91,474	2,281,486

Japan - 18.7%
Alfresa Holdings Corp.(a)	132,745	2,764,464
Canon, Inc.(a)	79,500	2,268,503
Japan Airlines Co. Ltd.(a)	111,300	3,572,340
Kao Corp.(a)	49,200	2,839,280
Komatsu Ltd.(a)	164,656	2,860,392
Mitsubishi Chemical Holdings Corp.(a)	628,500	2,866,517
Mizuho Financial Group, Inc.(a)	2,702,684	3,869,376
MS&AD Insurance Group Holdings, Inc.(a)	1,500	38,632
MS&AD Insurance Group Holdings, Inc. (ADR)	155,752	1,987,396
Nabtesco Corp.(a)	123,200	2,941,823
Nippon Telegraph & Telephone Corp.(a)	250,800	11,773,431
Nippon Telegraph & Telephone Corp. (ADR)	58,477	2,753,097
Nissan Motor Co. Ltd.(a)	334,585	3,014,943
Panasonic Corp.(a)	459,769	3,978,175
Seven & I Holdings Co. Ltd.(a)	119,696	4,997,224
Toyo Suisan Kaisha Ltd.(a)	85,200	3,442,129
Toyota Motor Corp.(a)	79,474	3,973,447
Yamaha Corp.(a)	55,360	1,487,870
		61,429,039

Netherlands - 8.7%
ING Groep NV (CVA)(a)	331,388	3,444,387
Koninklijke Ahold NV (ADR)	112,605	2,490,823
Koninklijke Ahold NV, Amsterdam Stock Exchange(a)	311,105	6,918,391
Koninklijke Philips NV:
Common (a)	63,900	1,594,397
NY Shares	79,805	1,990,337
Unilever NV (CVA)(a)	213,120	9,935,452
Unilever NV, NY Shares	48,943	2,297,384
		28,671,171

New Zealand - 0.7%
Spark New Zealand Ltd.(a)	444,667	1,126,971

See notes to Schedule of Investments

Spark New Zealand Ltd. (ADR)	93,967	1,177,877
		2,304,848

Norway - 1.4%
Norsk Hydro ASA(a)	918,788	3,357,974
Yara International ASA (ADR)	37,046	1,184,176
		4,542,150

Portugal - 0.7%
EDP - Energias de Portugal SA (a)	775,445	2,381,510

Singapore - 1.5%
City Developments Ltd.(a)	438,365	2,670,888
Singapore Telecommunications Ltd. (ADR)	75,343	2,317,551
		4,988,439

South Africa - 1.2%
Aspen Pharmacare Holdings Ltd.*(a)	123,666	3,061,444
MTN Group Ltd. (ADR)	80,830	787,284
		3,848,728

Spain - 2.0%
Acciona SA(a)	40,721	2,958,918
Ferrovial SA(a)	187,835	3,649,616
		6,608,534

Sweden - 6.3%
Atlas Copco AB, A Shares(a)	206,940	5,358,394
Electrolux AB, Series B(a)	197,575	5,366,159
Husqvarna AB, Class B(a)	616,834	4,575,917
SKF AB, Class B(a)	187,728	2,997,559
Telefonaktiebolaget LM Ericsson, Class B(a)	333,085	2,545,977
		20,844,006

Switzerland - 8.2%
Adecco Group AG(a)	64,817	3,265,207
Novartis AG(a)	73,314	6,031,086
Novartis AG (ADR)	14,333	1,182,616
Roche Holding AG(a)	28,353	7,486,059
Swiss Re AG(a)	68,935	6,026,728

See notes to Schedule of Investments

Wolseley plc(a)	59,310	3,073,751
		27,065,447

Taiwan - 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	69,647	1,826,841

United Kingdom - 12.7%
3i Group plc(a)	434,340	3,232,682
AstraZeneca plc(a)	57,777	3,439,407
AstraZeneca plc (ADR)(b)	32,388	977,794
GlaxoSmithKline plc(a)	204,677	4,400,205
GlaxoSmithKline plc (ADR)	112,096	4,858,241
International Consolidated Airlines Group SA(a)	404,098	2,022,864
J Sainsbury plc(a)(b)	1,132,320	3,511,575
John Wood Group plc(a)	357,974	3,281,977
Kingfisher plc(a)(c)	650,101	2,806,170
Lloyds Banking Group plc(a)	4,053,226	2,980,460
SSE plc(a)	241,348	5,046,564
SSE plc (ADR)(b)	45,159	933,437
Taylor Wimpey plc(a)	541,089	966,756
WPP plc(a)	155,905	3,237,009
		41,695,141

United States - 3.9%
Apple, Inc.	37,134	3,550,010
FMC Technologies, Inc.*	61,386	1,637,165
MasterCard, Inc. Class A	18,656	1,642,847
Microsoft Corp.	31,108	1,591,796
PepsiCo, Inc.	41,203	4,365,046
		12,786,864

Venture Capital - 0.0%
Powerspan Corp., Contingent Deferred Distribution *(d)(e)	1	—

Total Common Stocks (Cost $311,477,393)		296,152,333

PREFERRED STOCKS - 0.2%

Venture Capital - 0.2%
Bioceptive, Inc.:
Series A *(d)(e)	582,574	272,994

See notes to Schedule of Investments

Series B *(d)(e)	40,523	22,162
FINAE, Series D*(d)(e)	2,597,442	207,426
		502,582

Total Preferred Stocks (Cost $521,381)		502,582

	ADJUSTED BASIS ($)	VALUE ($)
VENTURE CAPITAL LIMITED PARTNERSHIP INTEREST - 0.4%
Africa Renewable Energy Fund LP*(d)(e)	344,664	290,756
BFSE Holding, BV LP*(d)(e)	481,870	274,994
Blackstone Clean Technology Partners LP*(d)(e)	78,853	17,799
China Environment Fund 2004 LP*(d)(e)	462,236	73,020
Emerald Sustainability Fund I LP*(d)(e)	1,246,310	135,222
gNet Defta Development Holding LLC*(d)(e)(f)	400,000	302,521
SEAF Central and Eastern European Growth Fund LLC*(d)(e)(f)	1,060,000	265,757
SEAF India International Growth Fund LP*(d)(e)	482,500	64,483
Terra Capital LP*(d)(e)	469,590	1

Total Venture Capital Limited Partnership Interest (Cost $2,827,338)		1,424,553

	PRINCIPAL AMOUNT ($)	VALUE ($)
VENTURE CAPITAL DEBT OBLIGATIONS - 0.1%
AFIG LLC, 6.00%, 10/17/17 *(d)(e)	450,953	448,987
Windhorse International-Spring Health Water Ltd., 1.00%, 3/14/18 *(d)(e)(g)	70,000	52,500

Total Venture Capital Debt Obligations (Cost $520,953)		501,487

HIGH SOCIAL IMPACT INVESTMENTS - 1.5%
Calvert Social Investment Foundation Notes, 0.25%, 7/1/17 (d)(e)	4,431,583	4,416,294
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20 (d)(e)(h)	220,000	203,500
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20 (d)(e)(h)	283,000	258,945

Total High Social Impact Investments (Cost $4,934,583)		4,878,739

See notes to Schedule of Investments

	SHARES	VALUE ($)
EXCHANGE-TRADED PRODUCTS - 1.3%
Vanguard FTSE Europe ETF	50,047	2,335,193
iShares MSCI EAFE ETF	32,721	1,826,159

Total Exchange-Traded Products (Cost $4,130,012)		4,161,352

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 5.6%
State Street Bank Time Deposit, 0.293%, 7/1/16	18,368,127	18,368,127

Total Time Deposit (Cost $18,368,127)		18,368,127

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.4%

United States - 1.4%
State Street Institutional U.S. Government Money Market Fund	4,564,172	4,564,172

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $4,564,172)		4,564,172

TOTAL INVESTMENTS (Cost $347,343,959) - 100.5%		330,553,345
Other assets and liabilities, net - (0.5%)		(1,688,212)
NET ASSETS - 100.0%		$328,865,133

See notes to Schedule of Investments

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Due to significant market movements following the close of trading in the local markets, the value of this security as of June 30, 2016 was adjusted by a third party pricing service. See Note A.
(b) Security, or portion of security, is on loan. Total value of securities on loan is $4,350,405.
(c) 950,000 shares of Kingfisher plc have been soft segregated in order to cover outstanding commitments to certain limit partnership investments within the Fund. There are no restrictions on the trading of this security.

(d) Total market value of restricted securities amounts to $7,307,361, which represents 2.2% of the net assets of the Fund as of June 30, 2016.
(e) This security was valued under the direction of the Board of Directors. Total market value of fair valued securities amounts to $7,307,361, which represents 2.2% of the net assets of the Fund as of June 30, 2016.

(f) Affiliated company.
(g) Security defaulted as to principal and interest in March 2013. It has been restructured at a 9% rate maturing on March 14, 2018 with 1% to be paid annually and the remaining interest due at maturity. This security is currently accruing at 1%.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on June 30, 2016.

Abbreviations:
ADR:	American Depositary Receipts
CVA:	Certificaten Van Aandelen
ETF:	Exchange-Traded Fund
FTSE:	Financial Times Stock Exchange
LLC:	Limited Liability Corporation
LP:	Limited Partnership
Ltd.:	Limited
plc:	Public Limited Company

See notes to Schedule of Investments

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
AFIG LLC, 6.00%, 10/17/17	10/11/12	450,953
Africa Renewable Energy Fund LP	4/17/14-7/2/15	344,664
BFSE Holding, BV LP	1/12/06-6/11/14	604,246
Bioceptive, Inc., Series A	10/26/12-12/18/13	252,445
Bioceptive, Inc., Series B	1/7/16	16,250
Blackstone Clean Technology Partners LP	7/29/10-6/25/15	78,853
Calvert Social Investment Foundation Notes, 0.25%, 7/1/17	7/1/14	4,431,583
China Environment Fund 2004 LP	9/15/05-4/1/09	—
Emerald Sustainability Fund I LP	7/19/01-5/17/11	425,186
FINAE, Series D	2/28/11-11/16/15	252,686
gNet Defta Development Holding LLC	8/30/05	400,000
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20	11/13/15	220,000
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20	11/13/15	283,000
Powerspan Corp., Contingent Deferred Distribution	7/11/14	—
SEAF Central and Eastern European Growth Fund LLC	8/10/00-8/26/11	285,795
SEAF India International Growth Fund LP	3/22/05-5/24/10	219,004
Terra Capital LP	11/23/98-3/14/06	469,590
Windhorse International-Spring Health Water Ltd., 1.00%, 3/14/18	2/12/14	70,000

See notes to Schedule of Investments

CALVERT CAPITAL ACCUMULATION FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2016 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.4%

Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	76,809	5,703,068

Airlines - 0.9%
Southwest Airlines Co.	104,300	4,089,603

Auto Components - 1.9%
Johnson Controls, Inc.	195,100	8,635,126

Banks - 6.3%
East West Bancorp, Inc.	257,821	8,812,322
Investors Bancorp, Inc.	647,798	7,177,602
ServisFirst Bancshares, Inc. (a)	61,945	3,059,463
Umpqua Holdings Corp.	606,794	9,387,103
		28,436,490

Beverages - 1.1%
Coca-Cola European Partners plc	142,518	5,086,467

Capital Markets - 2.5%
Ameriprise Financial, Inc.	64,934	5,834,320
Northern Trust Corp.	85,578	5,670,398
		11,504,718

Chemicals - 1.5%
PPG Industries, Inc.	63,909	6,656,122

Containers & Packaging - 1.4%
Graphic Packaging Holding Co.	508,292	6,373,982

Diversified Financial Services - 1.6%
Moody's Corp.	75,329	7,059,081

Diversified Telecommunication Services - 2.3%
TELUS Corp.	129,300	4,163,381
Verizon Communications, Inc.	110,900	6,192,656
		10,356,037

See notes to Schedule of Investments

Electric Utilities - 2.7%
Alliant Energy Corp.	175,116	6,952,105
Portland General Electric Co.	122,134	5,388,552
		12,340,657

Electrical Equipment - 1.6%
Eaton Corp. plc	122,413	7,311,728

Electronic Equipment & Instruments - 1.6%
FLIR Systems, Inc.	232,513	7,196,277

Energy Equipment & Services - 1.4%
FMC Technologies, Inc. *	236,142	6,297,907

Food & Staples Retailing - 1.3%
Kroger Co. (The)	157,500	5,794,425

Food Products - 3.0%
Bunge Ltd.	111,131	6,573,399
ConAgra Foods, Inc.	143,553	6,863,269
		13,436,668

Gas Utilities - 2.7%
Southwest Gas Corp.	73,247	5,765,271
UGI Corp.	141,600	6,407,400
		12,172,671

Health Care Equipment & Supplies - 3.1%
ResMed, Inc.	114,050	7,211,382
Varian Medical Systems, Inc. *(a)	80,800	6,644,184
		13,855,566

Health Care Providers & Services - 3.5%
Patterson Cos., Inc.	158,099	7,571,361
Quest Diagnostics, Inc.	100,783	8,204,744
		15,776,105

Hotels, Restaurants & Leisure - 1.5%
Texas Roadhouse, Inc.	143,379	6,538,082

See notes to Schedule of Investments

Household Durables - 1.5%
Leggett & Platt, Inc.	136,254	6,963,942

Industrial Conglomerates - 1.7%
Carlisle Co.'s, Inc.	72,548	7,666,873

Insurance - 7.2%
Alleghany Corp. *	11,831	6,502,081
American Financial Group, Inc.	69,666	5,150,407
Hanover Insurance Group, Inc. (The)	63,879	5,405,441
Principal Financial Group, Inc.	195,531	8,038,279
Unum Group	230,131	7,315,865
		32,412,073

IT Services - 6.4%
Amdocs Ltd.	133,523	7,706,948
Automatic Data Processing, Inc.	89,608	8,232,287
Broadridge Financial Solutions, Inc.	98,995	6,454,474
Cognizant Technology Solutions Corp., Class A *	111,238	6,367,263
		28,760,972

Leisure Products - 1.2%
Hasbro, Inc.	62,459	5,245,931

Life Sciences - Tools & Services - 3.4%
Agilent Technologies, Inc.	195,884	8,689,414
PerkinElmer, Inc.	128,236	6,722,131
		15,411,545

Machinery - 3.2%
Ingersoll-Rand plc	122,271	7,786,218
Xylem, Inc.	153,585	6,857,570
		14,643,788

Media - 1.5%
Omnicom Group, Inc.	83,399	6,796,185

Metals & Mining - 1.5%
Reliance Steel & Aluminum Co.	90,746	6,978,367

Oil, Gas & Consumable Fuels - 2.9%
ONEOK, Inc.	115,073	5,460,214

See notes to Schedule of Investments

Spectra Energy Corp.	212,790	7,794,498
		13,254,712

Personal Products - 1.1%
Inter Parfums, Inc.	161,049	4,601,170
USANA Health Sciences, Inc. *	4,010	446,834
		5,048,004

Professional Services - 1.4%
Robert Half International, Inc.	168,700	6,437,592

Real Estate Investment Trusts - 6.9%
American Campus Communities, Inc.	93,763	4,957,250
DDR Corp.	398,922	7,236,445
Duke Realty Corp.	257,692	6,870,069
First Industrial Realty Trust, Inc.	216,117	6,012,375
Healthcare Trust of America, Inc., Class A	184,465	5,965,598
		31,041,737

Semiconductors & Semiconductor Equipment - 3.2%
Applied Materials, Inc.	316,688	7,591,011
First Solar, Inc. *	143,280	6,946,215
		14,537,226

Software - 3.8%
CA, Inc.	269,760	8,856,221
Synopsys, Inc. *	155,766	8,423,825
		17,280,046

Specialty Retail - 6.0%
Michaels Cos., Inc. (The) *	242,966	6,909,953
Ross Stores, Inc.	125,059	7,089,595
Sally Beauty Holdings, Inc. *	271,982	7,998,991
Tractor Supply Co.	55,429	5,054,016
		27,052,555

See notes to Schedule of Investments

Trading Companies & Distributors - 3.3%
HD Supply Holdings, Inc. *	277,876	9,675,642
MSC Industrial Direct Co., Inc., Class A	74,690	5,270,127
		14,945,769

Total Common Stocks (Cost $451,443,210)		449,098,097

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 0.7%
Calvert Social Investment Foundation Notes:
0.25%, 7/1/17 (b)(c)	1,419,488	1,414,591
0.50%, 3/18/17 (b)(c)	1,200,000	1,164,516
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20 (b)(c)(d)	309,000	285,825
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20 (b)(c)(d)	398,000	364,170

Total High Social Impact Investments (Cost $3,326,488)		3,229,102

TIME DEPOSIT - 0.7%
State Street Bank Time Deposit, 0.293%, 7/1/16	2,961,159	2,961,159

Total Time Deposit (Cost $2,961,159)		2,961,159

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.0%
State Street Institutional U.S. Government Money Market Fund, 0.25%	4,347,310	4,347,310

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $4,347,310)		4,347,310

TOTAL INVESTMENTS (Cost $462,078,167) - 101.8%		459,635,668
Other assets and liabilities, net - (1.8%)		(8,072,774)
NET ASSETS - 100.0%		$451,562,894

See notes to Schedule of Investments

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $4,255,602.
(b) Total market value of restricted securities amounts to $3,229,102, which represents 0.7% of the net assets of the Fund as of June 30, 2016.
(c) This security was valued under the direction of the Board of Directors. Total market value of fair valued securities amounts to $3,229,102, which represents 0.7% of the net assets of the Fund as of June 30, 2016.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on June 30, 2016.

Abbreviations:
Ltd.:	Limited
plc:	Public Limited Company

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Social Investment Foundation Notes, 0.50%, 3/18/17	3/18/16	1,200,000
Calvert Social Investment Foundation Notes, 0.25%, 7/1/17	7/1/14	1,419,488
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20	11/13/15	309,000
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20	11/13/15	398,000

See notes to Schedule of Investments

CALVERT INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2016 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 94.6%

Australia - 3.3%
GrainCorp Ltd. Class A(a)	249,665	1,616,157
Orora Ltd.(a)	773,996	1,602,766
Qantas Airways Ltd.*(a)	740,037	1,560,330
Tassal Group Ltd.(a)	647,921	1,938,209
		6,717,462

Austria - 3.1%
BUWOG AG*(a)	207,791	4,798,163
Wienerberger AG(a)	100,695	1,412,045
		6,210,208

Belgium - 0.8%
Umicore SA (a)	30,842	1,589,214

Canada - 1.6%
Entertainment One Ltd.(a)	860,182	1,979,371
Methanex Corp.	45,441	1,322,131
		3,301,502

China - 0.8%
China Lesso Group Holdings Ltd. (a)	3,138,550	1,680,279

Denmark - 1.1%
Matas A/S (a)	136,448	2,308,493

Finland - 2.3%
Cramo Oyj(a)	61,661	1,277,323
Metsa Board Oyj(a)	397,635	2,015,434
Tieto Oyj(a)	50,829	1,393,294
		4,686,051

France - 6.4%
BioMerieux(a)	11,924	1,619,474
Cie Generale des Etablissements Michelin(a)	25,820	2,446,044
Eurazeo SA(a)	29,422	1,756,116
Saft Groupe SA(a)	63,137	2,558,260
UBISOFT Entertainment*(a)	52,420	1,928,843
Wendel SA(a)	24,580	2,561,312
		12,870,049

See notes to Schedule of Investments

Germany - 8.6%
Aareal Bank AG(a)	24,508	772,553
Aurelius SE & Co. KGaA(a)	39,623	2,329,316
Deutsche EuroShop AG(a)	53,057	2,425,802
ElringKlinger AG(a)	84,169	1,647,833
Gerresheimer AG(a)	19,658	1,510,021
RHOEN-KLINIKUM AG(a)	103,330	3,032,247
Talanx AG*(a)	70,243	2,082,355
Tom Tailor Holding AG*(a)	163,203	621,259
Wacker Neuson SE(a)	93,389	1,442,038
XING AG(a)	8,531	1,620,592
		17,484,016

Greece - 0.8%
Tsakos Energy Navigation Ltd.	327,731	1,537,058

Hong Kong - 1.8%
Haier Electronics Group Co. Ltd.(a)	1,044,000	1,602,503
Man Wah Holdings Ltd.(a)	1,068,351	1,538,080
Techtronic Industries Co. Ltd.(a)	135,310	566,438
		3,707,021

India - 0.4%
Yes Bank Ltd. (a)	45,775	751,340

Ireland - 1.9%
Smurfit Kappa Group plc (a)	168,564	3,736,396

Israel - 0.7%
Nice Ltd.	23,131	1,476,914

Italy - 4.0%
Azimut Holding SpA(a)	81,165	1,322,726
Banca IFIS SpA(a)	47,988	971,424
Buzzi Unicem SpA(a)	164,213	2,872,612
Cementir Holding SpA(a)	344,906	1,380,212
Piaggio & C SpA(a)	892,364	1,566,860
		8,113,834

Japan - 23.4%
Alps Electric Co. Ltd.(a)	72,786	1,371,033
Azbil Corp.(a)	54,800	1,607,997
Chiyoda Corp.(a)	210,841	1,383,592
Chugoku Marine Paints Ltd.(a)	216,000	1,323,187

See notes to Schedule of Investments

Daihen Corp.(a)	478,000	2,079,095
Daiichikosho Co. Ltd.(a)	42,840	1,793,352
Daiseki Co. Ltd.(a)	98,600	1,900,251
Gulliver International Co. Ltd.(a)	288,581	2,346,008
Haseko Corp.(a)	174,759	1,744,153
Hino Motors Ltd.(a)	119,803	1,185,534
Hogy Medical Co. Ltd.(a)	33,700	2,339,650
Horiba Ltd.(a)	73,300	3,205,004
Japan Aviation Electronics Industry Ltd.(a)	170,000	2,308,809
Leopalace21 Corp.(a)	298,507	2,085,221
Makita Corp.(a)	29,025	1,913,876
Nishio Rent All Co. Ltd.(a)	74,800	1,538,070
Ryosan Co. Ltd.(a)	80,100	1,908,028
Secom Co. Ltd.(a)	32,400	2,391,498
Shinmaywa Industries Ltd.(a)	381,000	2,353,029
Shinsei Bank Ltd.(a)	752,000	1,085,332
Ship Healthcare Holdings, Inc.(a)	95,097	2,935,364
SKY Perfect JSAT Holdings, Inc.(a)	396,900	1,825,414
Star Micronics Co. Ltd.(a)	165,900	1,747,561
Sumitomo Real Estate Sales Co. Ltd.(a)	66,100	1,293,528
Toyota Industries Corp.(a)	40,800	1,613,600
		47,278,186

Luxembourg - 1.0%
Grand City Properties SA (a)	102,521	2,105,018

Malaysia - 1.1%
PureCircle Ltd. *(a)	561,887	2,218,379

Mexico - 0.7%
Gruma SAB de CV	97,900	1,408,321

Netherlands - 2.0%
Delta Lloyd NV(a)	325,181	1,155,047
Koninklijke DSM NV(a)	51,255	2,969,813
		4,124,860

Norway - 1.7%
Austevoll Seafood ASA (a)	404,220	3,377,025

South Korea - 4.2%
BGFretail Co. Ltd.(a)	8,940	1,671,322
Dongbu Insurance Co. Ltd.(a)	24,032	1,446,757
Hankook Tire Worldwide Co. Ltd.(a)	100,974	1,952,381

See notes to Schedule of Investments

Osstem Implant Co. Ltd.*(a)	24,589	1,668,427
Samsung SDI Co. Ltd.(a)	19,293	1,824,063
		8,562,950

Spain - 2.2%
Ebro Foods SA(a)	121,000	2,781,075
Telepizza Group SA*(a)(b)	259,768	1,621,565
		4,402,640

Sweden - 3.3%
Cloetta AB, Class B(a)	748,315	2,570,384
Hoist Finance AB(a)(b)	201,791	1,776,224
Industrivarden AB, Class C(a)	146,673	2,370,593
		6,717,201

Switzerland - 3.9%
Baloise Holding AG(a)	15,103	1,684,305
Bucher Industries AG(a)	6,674	1,564,649
OC Oerlikon Corp. AG*(a)	273,790	2,400,051
Oriflame Holding AG*(a)	87,996	2,237,056
		7,886,061

Taiwan - 3.1%
China Life Insurance Co. Ltd.(a)	2,382,059	1,847,722
Feng TAY Enterprise Co. Ltd.(a)	237,000	983,865
PChome Online, Inc.(a)	111,000	1,228,604
Teco Electric and Machinery Co. Ltd.(a)	2,616,000	2,210,224
		6,270,415

United Kingdom - 10.4%
Ashtead Group plc(a)	138,288	1,984,588
Beazley plc(a)	219,359	1,065,723
Bovis Homes Group plc(a)	135,999	1,341,329
Electrocomponents plc(a)	338,585	1,176,907
Fenner plc(a)	734,156	1,537,101
Inchcape plc(a)	171,337	1,438,166
Inmarsat plc(a)	179,252	1,923,999
Investec plc(a)	182,841	1,152,493
Kennedy Wilson Europe Real Estate plc(a)	96,907	1,245,799
Kingfisher plc(a)	347,651	1,500,640
N Brown Group plc(a)	330,379	780,038
Northgate plc(a)	207,555	903,035
Savills plc(a)	167,895	1,373,772
Speedy Hire plc(a)	5,076,767	2,263,815

See notes to Schedule of Investments

Virgin Money Holdings UK plc(a)	398,896	1,339,659
		21,027,064

Total Common Stocks (Cost $198,607,286)		191,547,957

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 0.6%
Calvert Social Investment Foundation Notes, 0.50%, 3/18/17 (c)(d)	1,000,000	970,430
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20 (c)(d)(e)	111,000	102,675
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20 (c)(d)(e)	142,000	129,930

Total High Social Impact Investments (Cost $1,253,000)		1,203,035

TIME DEPOSIT - 4.1%
State Street Bank Time Deposit, 0.293%, 7/1/16	8,354,706	8,354,706

Total Time Deposit (Cost $8,354,706)		8,354,706

TOTAL INVESTMENTS (Cost $208,214,992) - 99.3%		201,105,698
Other assets and liabilities, net - 0.7%		1,354,264
NET ASSETS - 100.0%		$202,459,962

See notes to Schedule of Investments

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Due to significant market movements following the close of trading in the local markets, the value of this security as of June 30, 2016 was adjusted by a third party pricing service. See Note A.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $3,397,789, which represents 1.7% of the net assets of the Fund as of June 30, 2016.

(c) Total market value of restricted securities amounts to $1,203,035, which represents 0.6% of the net assets of the Fund as of June 30, 2016.
(d) This security was valued under the direction of the Board of Directors. Total market value of fair valued securities amounts to $1,203,035, which represents 0.6% of the net assets of the Fund as of June 30, 2016.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on June 30, 2016.

Abbreviations:
ADR:	American Depositary Receipts
Ltd.:	Limited
plc:	Public Limited Company

See notes to Schedule of Investments

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Social Investment Foundation Notes, 0.50%, 3/18/17	3/18/16	1,000,000
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20	11/13/15	111,000
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20	11/13/15	142,000

See notes to Schedule of Investments

CALVERT EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2016 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 90.8%

Argentina - 1.5%
Banco Macro SA (ADR)	20,581	1,527,522

Brazil - 4.9%
BB Seguridade Participacoes SA	226,800	1,984,668
Embraer SA (ADR)	55,802	1,212,019
Klabin SA	2,183	10,479
Ultrapar Participacoes SA	80,800	1,788,652
		4,995,818

China - 15.5%
Alibaba Group Holding Ltd. (ADR)*(a)	43,286	3,442,536
China Biologic Products, Inc.*(a)	13,963	1,484,546
China Mengniu Dairy Company Ltd.(b)	1,194,000	2,092,092
Shenzhen International Holdings Ltd.(b)	1,809,404	2,629,064
Tencent Holdings Ltd.(b)	273,600	6,240,154
		15,888,392

Hong Kong - 10.3%
AIA Group Ltd.(b)	435,400	2,617,998
Galaxy Entertainment Group Ltd.(b)	744,000	2,221,580
Samsonite International SA(b)	780,859	2,159,290
Techtronic Industries Co. Ltd.(b)	859,500	3,598,059
		10,596,927

Hungary - 2.4%
Richter Gedeon Nyrt (b)	122,288	2,429,098

India - 15.6%
Bharat Forge Ltd.(b)	135,623	1,539,018
Container Corp Of India Ltd.(b)	98,682	2,095,327
HCL Technologies Ltd.(b)	117,194	1,271,566
HDFC Bank Ltd. (ADR)	47,945	3,181,151
Hero MotoCorp. Ltd.(b)	20,506	960,084
ICICI Bank Ltd. (ADR)	404,396	2,903,563
Motherson Sumi Systems Ltd.(b)	413,142	1,784,386

See notes to Schedule of Investments

Tech Mahindra Ltd.(b)	297,626	2,254,599
		15,989,694

Indonesia - 3.7%
Bank Rakyat Indonesia Persero Tbk PT(b)	3,880,700	3,187,258
Tower Bersama Infrastructure Tbk PT(b)	1,163,300	579,513
		3,766,771

Mexico - 5.0%
Banregio Grupo Financiero SAB de CV	422,955	2,440,675
Grupo Financiero Banorte SAB de CV	484,179	2,706,045
		5,146,720

Russia - 3.9%
Mail.Ru Group Ltd. (GDR)*(b)	101,948	1,854,108
MMC Norilsk Nickel PJSC (ADR):
BATS Chi-X Europe(b)	100,917	1,343,356
OTC US	3,059	40,899
Sberbank of Russia PJSC ADR(b)	90,877	794,172
		4,032,535

South Africa - 3.4%
Life Healthcare Group Holdings Ltd.(b)	848,349	2,089,234
MTN Group Ltd.(b)	59,620	583,037
Shoprite Holdings Ltd.(b)	77,707	879,512
		3,551,783

South Korea - 5.2%
KB Financial Group, Inc.(b)	94,989	2,709,758
Samsung Fire & Marine Insurance Co. Ltd.(b)	11,717	2,681,664
		5,391,422

Taiwan - 15.9%
Advantech Co. Ltd.(b)	293,000	2,234,298
Chipbond Technology Corp.(b)	1,223,000	1,567,005
Hon Hai Precision Industry Co. Ltd.(b)	353,000	908,304
Land Mark Optoelectronics Corp.(b)	29,000	411,041
Phison Electronics Corp.(b)	223,982	1,937,202
Siliconware Precision Industries Co. Ltd. (ADR)	99,051	758,731
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	189,493	4,970,401
Tong Yang Industry Co. Ltd.(b)	1,162,448	1,735,330

See notes to Schedule of Investments

Tung Thih Electronic Co. Ltd.(b)	111,000	1,782,436
		16,304,748

Turkey - 1.4%
Aygaz AS (b)	358,646	1,399,559

United Kingdom - 2.1%
Investec plc(b)	114,686	722,895
NMC Health plc(a)(b)	83,023	1,434,380
		2,157,275

Total Common Stocks (Cost $92,675,368)		93,178,264

PREFERRED STOCK - 1.2%

Brazil - 1.2%
Itau Unibanco Holding SA	125,787	1,186,485

Total Preferred Stocks (Cost $1,276,052)		1,186,485

	PRINCIPAL AMOUNT ($)	VALUE ($)
PARTICIPATORY NOTES - 3.0%

China - 3.0%
Gree Electric Appliances, Inc., Merrill Lynch International & Co., 8/31/18*(c)	173,352	526,133
Gree Electric Appliances, Inc., Morgan Stanley Asia Products Ltd., 2/16/18*(c)	241,611	733,302
Hangzhou Hikvision Digital Technology Co. Ltd., Citigroup Global Markets Holdings, Inc., 1/17/17*(c)	126,212	410,596
Hangzhou Hikvision Digital Technology Co. Ltd., Merrill Lynch International & Co., 4/9/19*(c)	435,676	1,417,352
Tung Thih Electronic Co. Ltd., Citigroup Global Markets Holdings, Inc., 1/17/17*(c)	2,000	32,116
		3,119,499

Total Participatory Notes (Cost $2,784,212)		3,119,499

HIGH SOCIAL IMPACT INVESTMENTS - 2.0%
Calvert Social Investment Foundation Notes, 1.00%, 5/5/17 (c)(d)	2,000,000	1,939,640

See notes to Schedule of Investments

ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20 (c)(d)(e)	43,000	39,775
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20 (c)(d)(e)	56,000	51,240

Total High Social Impact Investments (Cost $2,099,000)		2,030,655

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%
State Street Institutional U.S. Government Money Market Fund, 0.25%	113,476	113,476

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $113,476)		113,476

TOTAL INVESTMENTS (Cost $98,948,108) - 97.1%		99,628,379
Other assets and liabilities, net - 2.9%		3,006,408
NET ASSETS - 100.0%		$102,634,787

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $110,835.
(b) Due to significant market movements following the close of trading in the local markets, the value of this security as of June 30, 2016 was adjusted by a third party pricing service. See Note A.
(c) This security was valued under the direction of the Board of Directors. Total market value of fair valued securities amounts to $5,150,154, which represents 5.0% of the net assets of the Fund as of June 30, 2016.

(d) Total market value of restricted securities amounts to $2,030,655, which represents 2.0% of the net assets of the Fund.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on June 30, 2016.

Abbreviations:
ADR:	American Depositary Receipts
GDR:	Global Depositary Receipts
Ltd.:	Limited
plc:	Public Limited Company

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Social Investment Foundation Notes, 1.00%, 5/5/17	5/5/16	2,000,000
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20	11/13/15	43,000
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20	11/13/15	56,000

See notes to Schedule of Investments

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert World Values Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with four separate portfolios: International Equity, Capital Accumulation, International Opportunities, and Emerging Markets Equity. International Equity and International Opportunities are registered as diversified portfolios. Capital Accumulation and Emerging Markets Equity are registered as non-diversified portfolios. The operations of each series are accounted for separately. The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946).
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Fund's investments. U.S. generally accepted accounting principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund's investments by major category are as follows:

Common and preferred stocks, including restricted securities and venture capital securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. The Fund has retained a third party fair value pricing service to quantitatively analyze the price movement of its holdings on foreign exchanges and to automatically fair value if the variation from the prior day’s closing price exceeds specified parameters. Such securities would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing this technique may result in transfers between Level 1 and Level 2.

Venture capital securities for which market quotations are not readily available are generally categorized as Level 3 in the hierarchy. Venture capital direct equity securities are generally valued using the most appropriate and applicable method to measure fair value in light of each company’s situation. Methods may include market, income or cost approaches with discounts as appropriate based on assumptions of liquidation or exit risk. Examples of the market approach are subsequent rounds of financing, comparable transactions, and revenue times an industry multiple. An example of the income approach is the discounted cash flow. Examples of the cost approach are replacement cost, salvage value, or net asset percentage. Venture capital limited partnership (“LP”) securities are valued at the fair value reported by the general partner of the partnership adjusted as necessary to reflect subsequent capital calls and distributions and any other available information, as a practical expedient. In the absence of a reported LP unit value, fair value may be estimated based on the Fund’s percentage equity in the partnership and/or other balance sheet information and portfolio value for the most recently available period reported by the general partner. In some cases adjustments may be made to account for daily pricing of material public holdings within the partnership. Venture capital debt securities are valued based on assumptions of credit and market risk. For venture capital securities denominated in foreign currency, the fair value is marked to the daily exchange rate.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities and are generally categorized as Level 2 in the hierarchy.

Participatory notes are valued based on the value of the underlying equity security as determined using the valuation techniques for equity securities listed above. Participatory notes are categorized as Level 2 in the hierarchy.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

Mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee. Securities which were fair valued at June 30, 2016, if any, are identified on the Schedule of Investments.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following tables summarize the market value of the Funds' holdings as of June 30, 2016, based on the inputs used to value them:

INTERNATIONAL EQUITY	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks**	$66,993,103	$229,159,230	*** $—	$296,152,333
Common Stocks - Venture Capital	—	—	0	0
Preferred Stocks - Venture Capital	—	—	502,582	502,582
Venture Capital Limited Partnership Interest	—	—	1,424,553	1,424,553
Venture Capital Debt Obligations	—	—	501,487	501,487
High Social Impact Investments	—	4,416,294	462,445	4,878,739
Exchange-Traded Products	4,161,352	—	—	4,161,352
Time Deposit	—	18,368,127	—	18,368,127
Short Term Investment of Cash Collateral For Securities Loaned	4,564,172	—	—	4,564,172
TOTAL	$75,718,627	$251,943,651	$2,891,067^	$330,553,345

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by country, please refer to the Schedule of Investments. Venture Capital is not included in this category.
*** Includes certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading. On June 30, 2016, price movements exceeded specified parameters and the third party fair value pricing service quantitatively fair valued the affected securities.
^ Level 3 securities represent 0.9% of net assets.

There were no transfers between levels during the period.

CAPITAL ACCUMULATION	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks**	$449,098,097	$—	$—	$449,098,097
High Social Impact Investments	—	2,579,107	649,995	3,229,102
Time Deposit	—	2,961,159	—	2,961,159
Short Term Investment of Cash Collateral For Securities Loaned	4,347,310	—	—	4,347,310
TOTAL	$453,445,407	$5,540,266	$649,995^	$459,635,668

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments.
^ Level 3 securities represent 0.1% of net assets.

There were no transfers between levels during the period.

INTERNATIONAL OPPORTUNITIES	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3		TOTAL
Common Stocks**	$5,744,424	$185,803,533	***	$—	$191,547,957
High Social Impact Investments	—	970,430		232,605	1,203,035
Time Deposit	—	8,354,706		—	8,354,706
TOTAL	$5,744,424	$195,128,669	$232,605^		$201,105,698

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by country, please refer to the Schedule of Investments.
*** Includes certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading. On June 30, 2016, price movements exceeded specified parameters and the third party fair value pricing service quantitatively fair valued the affected securities.
^ Level 3 securities represent 0.1% of net assets.

There were no transfers between levels during the period.

EMERGING MARKETS EQUITY	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3		TOTAL
Common Stocks**	$28,451,887	$64,726,377	***	$—	$93,178,264
Preferred Stocks**	1,186,485	—		—	1,186,485
Participatory Notes	—	3,119,499		—	3,119,499
High Social Impact Investments	—	1,939,640		91,015	2,030,655
Short Term Investment of Cash Collateral For Securities Loaned	113,476	—		—	113,476
TOTAL	$29,751,848	$69,785,516	$91,015^		$99,628,379

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by country, please refer to the Schedule of Investments.
*** Includes certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading. On June 30, 2016, price movements exceeded specified parameters and the third party fair value pricing service quantitatively fair valued the affected securities.
^ Level 3 securities represent 0.1% of net assets.

There were no transfers between levels during the period.

Participatory Notes: The Fund may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”), especially in markets where direct investment by the Fund is not possible. P-notes are generally issued by a bank or broker-dealer (the “counterparty”) and are designed to offer a return linked to a particular underlying equity security. While the holder of a P-note is entitled to receive from the counterparty any dividends paid by the underlying security, the counterparty retains legal ownership and voting rights of the underlying security. The risks associated with investing in a P-note may include the possible failure of the counterparty to perform its obligations under the terms of the agreement, an inability to liquidate or transfer the notes, and an imperfect correlation between the value of the P-note and the underlying security.

Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedule of Investments.

The Fund invests in Community Investment Notes issued by the Calvert Social Investment Foundation (the “CSI Foundation”). The CSI Foundation is a 501(c)(3) non-profit organization that receives in-kind support from Calvert and its subsidiaries. The Fund has received an exemptive order from the Securities and Exchange Commission permitting the Fund to make investments in these notes under certain conditions.

Security Transactions: Security transactions are accounted for on trade date.
Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
NOTE B —TAX INFORMATION

INTERNATIONAL EQUITY
Unrealized appreciation	$13,664,332
Unrealized (depreciation)	(30,500,336)
Net unrealized appreciation (depreciation)	($16,836,004)

Federal income tax cost of investments	$347,389,349

CAPITAL ACCUMULATION
Unrealized appreciation	$9,025,322
Unrealized (depreciation)	(11,749,954)
Net unrealized appreciation (depreciation)	($2,724,632)

Federal income tax cost of investments	$462,360,300
The following tables present the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at June 30, 2016.

INTERNATIONAL OPPORTUNITIES
Unrealized appreciation	$14,555,576
Unrealized (depreciation)	(22,961,400)
Net unrealized appreciation (depreciation)	($8,405,824)

Federal income tax cost of investments	$209,511,522

EMERGING MARKETS EQUITY
Unrealized appreciation	$6,952,073
Unrealized (depreciation)	(7,415,485)
Net unrealized appreciation (depreciation)	($463,412)

Federal income tax cost of investments	$100,091,791

NOTE C — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement (“Lending Agreement”) with State Street Bank, the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered to be illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value on the international securities loaned (if applicable). Cash collateral is generally invested in State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund”) that is managed by an affiliate of the custodian. The U.S. Government Fund is a registered money market fund that invests in a variety of high-quality, U.S. dollar-denominated instruments. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.

Item 2. Controls and Procedures.
(a)    The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
Filed herewith.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT WORLD VALUES FUND, INC.
By:    /s/ John H. Streur
    John H. Streur
    President -- Principal Executive Officer
Date:    August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Streur
    John H. Streur
    President -- Principal Executive Officer
Date:    August 22, 2016

/s/ Vicki L. Benjamin
    Vicki L. Benjamin
    Treasurer -- Principal Financial Officer
Date:    August 22, 2016